Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2023 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Goodwill			¥ 22,586	$ 3,094	¥ 22,586		¥ 22,477
Restricted Cash, Current, Statement of Financial Position [Extensible Enumeration]			Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current
JOYY
Business Acquisition [Line Items]
Restricted cash				$ 1,600
Business Combinations 2021 | JOYY
Business Acquisition [Line Items]
Purchase consideration		$ 1,900
Working capital adjustment of purchase price		100
Restricted cash		$ 1,600
Business Combinations 2021 | JOYY | Prepayments and receivables related to the proposed acquisition of YY Live, net
Business Acquisition [Line Items]
Prepayments and receivables related to the proposed acquisition of YY Live, net				$ 1,900		$ 1,900
Business Combinations
Business Acquisition [Line Items]
Goodwill | ¥	¥ 114
Percentage of voting equity interests acquired at the acquisition date	100.00%
Total cash consideration | ¥	¥ 130